Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019
CRM SMALL CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMSX
CRM SMALL CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRISX
CRM SMALL/MID CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMAX
CRM SMALL/MID CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIAX
CRM MID CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMMX
CRM MID CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIMX
CRM All Cap Value Fund | Institutional Shares
Prospectus:
Trading Symbol	CRIEX
CRM All Cap Value Fund | Investor Shares
Prospectus:
Trading Symbol	CRMEX
CRM LONG/SHORT OPPORTUNITIES FUND | INSTITUTIONAL SHARES
Prospectus:
Trading Symbol	CRIHX